Non-cash transactions	12 Months Ended
Dec. 31, 2021
Non-cash Transactions
Non-cash transactions

31. Non-cash transactions

2021

Easynvest acquisition - share consideration (note 1(c))	271,229
Conversion of senior preferred shares into equity (note 23)	400,915
Spin Pay acquisition - share consideration (note 1(c))	6,346